Summary of Significant Accounting Policies - Supplemental Balance Sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Operating lease right-of-use assets	$ 2,343,627	$ 2,314,422	$ 2,196,502
Financing lease right-of-use assets, net of accumulated depreciation	284,468	298,049	310,534
Current
Operating lease liabilities		259,597	250,239
Financing lease liabilities	39,397	41,168	43,149
Long-term
Operating lease liabilities	2,196,846	2,171,472	2,044,598
Financing lease liabilities	$ 301,603	$ 315,561	$ 323,162
Operating lease, right-of-use asset, real estate assets, percent		99.00%	99.00%
Operating lease, right-of-use asset, non-real estate assets, percent		1.00%	1.00%
Finance lease, right-of-use asset, real estate assets, percent		69.00%	72.00%
Finance lease, right-of-use asset, non-real estate assets, percent		31.00%	28.00%
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued expenses and other current liabilities (includes current portion of operating lease liabilities)	Accrued expenses and other current liabilities (includes current portion of operating lease liabilities)	Accrued expenses and other current liabilities (includes current portion of operating lease liabilities)
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Current portion of long-term debt	Current portion of long-term debt	Current portion of long-term debt
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Long-term Debt, net of current portion	Long-term Debt, net of current portion	Long-term Debt, net of current portion